Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
C000105122
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Mid Cap Dividend Value Fund - Class A
C000105123
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Mid Cap Dividend Value Fund - Class I
C000080997
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Small Cap Dividend Value Fund - Class A
C000080998
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Small Cap Dividend Value Fund - Class I
C000051528
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Small-Mid Cap Value Fund - Class A
C000053918
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Small-Mid Cap Value Fund - Class I
Russell 1000 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 31,552	$ 29,263	$ 22,533	$ 24,597	$ 21,715	$ 13,522	$ 14,703	$ 13,452	$ 11,802	$ 10,050
Russell 1000 Index
Account Value [Line Items]
Account Value	10,000	31,552	29,263	22,533	24,597	21,715	13,522	14,703	13,452	11,802	10,050
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	18,415	19,184	16,026	18,131	19,245	9,877	12,994	12,733	11,390	9,024
Russell 3000 Index
Account Value [Line Items]
Account Value	10,000	30,514	28,459	22,012	24,078	21,513	13,236	14,566	13,392	11,767	9,966
Russell 3000 Index
Account Value [Line Items]
Account Value	10,000	30,514	28,459	22,012	24,078	21,513	13,236	14,566	13,392	11,767	9,966
Russell Midcap Value Index
Account Value [Line Items]
Account Value	10,000	20,832	20,370	16,919	18,637	16,722	9,624	12,685	12,328	11,576	9,661
Russell Midcap Value Index
Account Value [Line Items]
Account Value	10,000	20,832	20,370	16,919	18,637	16,722	9,624	12,685	12,328	11,576	9,661
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	18,033	18,614	15,675	18,009	17,430	8,846	12,572	12,551	11,938	9,228
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	18,033	18,614	15,675	18,009	17,430	8,846	12,572	12,551	11,938	9,228
Russell 2500 Value Index
Account Value [Line Items]
Account Value	10,000	19,383	19,673	16,214	18,122	16,822	8,973	12,567	12,340	11,673	9,480
Russell 2500 Value Index
Account Value [Line Items]
Account Value	$ 10,000	$ 19,383	$ 19,673	$ 16,214	$ 18,122	$ 16,822	$ 8,973	$ 12,567	$ 12,340	$ 11,673	$ 9,480